John Hancock Funds II
601 Congress Street
Boston, MA 02210
January 3, 2011
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the forms of prospectus for the Core Allocation Plus Fund Class A, B and C prospectus, Core Allocation Plus Fund Class I prospectus, Core Allocation Plus Fund Class R1, R3, R4 and R5 prospectus, Global Agribusiness Fund Class A prospectus and Class I prospectus, Global Infrastructure Fund Class A prospectus and Class I prospectus, Global Timber Fund Class A prospectus and Class I prospectus, Emerging Markets Debt Fund Class A and Class I prospectus, each dated December 31, 2010 that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 27, 2010 via EDGAR.
If you have any questions or comments, please call me at 617-663-2261.
/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary